GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. During 2017 and 2016, First Financial did not record any additions to goodwill. Additions to goodwill in 2015 resulted from the acquisition of Oak Street.

Changes in the carrying amount of goodwill for the years ended December 31, 2017, 2016 and 2015 are shown below.

(Dollars in thousands)	2017	2016	2015
Balance at beginning of year	$204,084	$204,084	$137,739
Goodwill resulting from business combinations	0	0	66,345
Balance at end of year	$204,084	$204,084	$204,084

Goodwill is evaluated for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2017 and no impairment was indicated.  As of December 31, 2017, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. As of December 31, 2017 and 2016, First Financial had $5.3 million and $6.5 million, respectively, of other intangibles which primarily consist of core deposit intangibles and are included in Goodwill and other intangibles in the Consolidated Balance Sheets.  Core deposit intangibles represent the estimated fair value of acquired customer deposit relationships. Core deposit intangibles are recorded at fair value on the date of acquisition and are then amortized on an accelerated basis over their estimated useful lives. Core deposit intangibles were $3.3 million and $4.5 million as of December 31, 2017 and December 31, 2016, respectively. First Financial recorded no additions to core deposit intangibles in 2017 or 2016. First Financial's core deposit intangibles have an estimated weighted average remaining life of 3.9 years as of December 31, 2017.

Amortization expense recognized on intangible assets for 2017, 2016 and 2015 was $1.3 million, $1.6 million and $1.9 million, respectively. The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Amortization Expense
2018	$1,097
2019	1,020
2020	788
2021	636
2022	189